Loss Per Share - Summary Of Calculation Of Basic And Diluted Loss Per Common Share (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net loss attributable to Mirion Technologies (TopCo), Ltd. stockholders	$ (158.3)	$ (119.1)	$ (122.0)
Weighted average common shares outstanding – basic and diluted	6.549	6.453	6.300
Loss per share attributable to Mirion Technologies (TopCo), Ltd. stockholders – basic and diluted	$ (24.18)	$ (18.45)	$ (19.36)
Anti-dilutive employee share-based awards, excluded	0	0	0
Share-based Payment Arrangement, Option [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Anti-dilutive employee share-based awards, excluded	0.3	0.4	0.5